CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 100,093	$ 16,717
Restricted cash	0	50
Accounts receivable, net	55,936	47,015
Income tax recoverable	95	132
Prepaid expenses	3,801	991
Total current assets	159,925	64,905
Property and equipment, net	409	326
Customer relationships, net	8,986	13,499
Other intangible assets, net	7,608	9,351
Goodwill	35,778	35,778
Deferred income taxes, net	434
Other assets	402	151
Total assets	213,542	124,010
Current liabilities
Accounts payable	12,382	12,542
Accrued compensation	10,530	10,575
Accrued expenses	4,664	5,999
Term loans, current portion		26,032
Total current liabilities	27,576	55,148
Revolver borrowings	39,017
SAFE notes	2,950	1,250
Warrants	12,166
Seller's Earn-Out	18,081
Deferred income taxes, net		4,520
Deferred rent	1,869	1,825
Total liabilities	101,659	62,743
Commitments and contingencies (Note 21)
Stockholders' equity
Preferred Stock, $0.0001 per share, 20,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and December 31, 2020
Common Stock, $0.0001 par value, 350,000,000 shares authorized; 85,743,994 and 59,853,276 shares issued and outstanding as of December 31, 2021 and 2020, respectively	9	6
Additional paid-in capital	70,778	45,584
Retained earnings	42,512	16,309
Total stockholders' equity attributable to AdTheorent Holding Company, Inc.	113,299	61,899
Noncontrolling interests in consolidated subsidiaries	(1,416)	(632)
Total stockholders' equity	111,883	61,267
Total liabilities and stockholders' equity	$ 213,542	$ 124,010